FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED STATEMENT OF CASH FLOWS) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (199,580)	$ (28,541)	¥ (138,384)	¥ (222,776)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	3,718	532	10,213	8,530
Share of loss in equity method investment	(11,090)	(1,586)	24,658	(6,253)
Unrealized investment loss (gain)	16,574	2,370	(4,851)	68,031
Changes in other current liabilities	384,200	54,940	(94,278)	13,967
Share-based compensation	19,931	2,850	76,261	103,449
Net cash (used in) provided by operating activities	420,434	60,121	101,278	448,255
Cash flows from investing activities:
Investment in equity investees	0	0	(947)	(172,313)
Net cash used in investing activities	(898,586)	(128,497)	(817,606)	(340,372)
Cash flows from financing activities:
Proceeds from short-term borrowings	2,241,041	320,465	1,969,737	1,820,689
Payment for short term loan	(2,260,665)	(323,271)	(1,864,500)	(1,721,039)
Repurchase of ordinary shares	(10,217)	(1,461)	(95,502)	0
Cash settlement of derivative liabilities with Cainiao	0	0	0	(73,988)
Acquisition of non-controlling interests of subsidiaries	(3,381)	(483)	(4,531)	(2,821)
Dividends paid to non-controlling interests	(22,188)	(3,173)	(1,080)	(1,120)
Capital contribution from non-controlling interests	0	0	195	2,736
Payment of contingent consideration for acquisition of Full Jet	(16,316)	(2,333)	(24,220)	(32,491)
Purchase of subsidiaries	(16,316)	(2,333)	(24,220)	(32,491)
Net cash used in financing activities	(107,491)	(15,371)	(19,737)	(8,033)
Net decrease in cash and cash equivalents	(585,643)	(83,747)	(736,065)	99,850
Cash, cash equivalents and restricted cash, beginning of year	1,644,314	225,270	2,352,295	2,245,724
Effect of exchange rate changes on cash and cash equivalents	(10,377)	8,381	28,084	6,721
Cash, cash equivalents and restricted cash, end of year	1,048,294	149,904	1,644,314	2,352,295
Supplemental disclosure of cash flow information:
Cash paid for interest	27,802	3,976	27,051	38,186
Cash paid for income tax	58,417	8,354	53,837	84,770
Parent Company
Cash flows from operating activities:
Net loss	(242,100)	(34,620)	(185,198)	(278,422)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	(42,079)	(6,017)	27,554	29,245
Equity in income of subsidiaries and VIE	245,278	35,074	66,433	279,016
Share of loss in equity method investment			21,855
Unrealized investment loss (gain)	20,594	2,945	(15,030)	(65)
Changes in other current liabilities	(9,604)	(1,373)	(15,665)	(3,412)
Share-based compensation	19,931	2,850	78,017
Net cash (used in) provided by operating activities	(10,232)	(1,463)	(22,116)	1,847
Cash flows from investing activities:
Loan to subsidiaries				(621,360)
Investments in, advance to, and repayment from subsidiaries and VIE, net	(289,576)	(41,409)	(100,985)	365,226
Maturity (purchases) of short-term investment, net	177,585	25,394	(177,585)	138,052
Investment in equity investees	2,648	379
Net cash used in investing activities	(109,343)	(15,636)	(278,570)	(118,082)
Cash flows from financing activities:
Repurchase of ordinary shares	(10,217)	(1,461)	(95,502)	0
Proceeds from exercises of share options			164	1
Payment of contingent consideration for acquisition of Full Jet			(16,220)	(13,213)
Purchase of subsidiaries			(16,220)	(13,213)
Settle derivative liabilities with Cainiao				(73,988)
Net cash used in financing activities	(10,217)	(1,461)	(111,558)	(87,200)
Net decrease in cash and cash equivalents	(129,792)	(18,560)	(412,244)	(203,435)
Cash, cash equivalents and restricted cash, beginning of year	146,261	20,038	566,912	783,543
Effect of exchange rate changes on cash and cash equivalents	12,971	2,732	(8,407)	(13,196)
Cash, cash equivalents and restricted cash, end of year	29,440	4,210	146,261	566,912
Supplemental disclosure of cash flow information:
Cash paid for income tax